Segment and revenue information - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue from contracts with customers
Revenue	$ 139,848	$ 94,973	$ 54,067
Knilo HoldCo AB (Successor Parent)
Disaggregation of revenue from contracts with customers
Revenue	139,848	94,973	54,067
Knilo HoldCo AB (Successor Parent) | Sweden
Disaggregation of revenue from contracts with customers
Revenue	6,709	6,694	7,220
Knilo HoldCo AB (Successor Parent) | Americas
Disaggregation of revenue from contracts with customers
Revenue	66,515	42,343	27,807
Knilo HoldCo AB (Successor Parent) | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	50,981	38,747	14,930
Knilo HoldCo AB (Successor Parent) | China
Disaggregation of revenue from contracts with customers
Revenue	4,741	2,773	668
Knilo HoldCo AB (Successor Parent) | Japan
Disaggregation of revenue from contracts with customers
Revenue	5,013	2,982	1,547
Knilo HoldCo AB (Successor Parent) | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	5,889	1,434	1,895
Knilo HoldCo AB (Successor Parent) | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	128,103	87,018	49,163
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated
Disaggregation of revenue from contracts with customers
Revenue	11,745	7,955	4,904
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Sweden
Disaggregation of revenue from contracts with customers
Revenue	529	1,467	884
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Americas
Disaggregation of revenue from contracts with customers
Revenue	5,218	3,068	1,715
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	3,118	1,754	1,166
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | China
Disaggregation of revenue from contracts with customers
Revenue	1,744	717	193
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Japan
Disaggregation of revenue from contracts with customers
Revenue	265	195	90
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	871	754	856
Knilo HoldCo AB (Successor Parent) | Kit
Disaggregation of revenue from contracts with customers
Revenue	55,091	26,797	14,759
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	55,091	26,797	14,759
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Sweden
Disaggregation of revenue from contracts with customers
Revenue	3,903	2,072	4,029
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Americas
Disaggregation of revenue from contracts with customers
Revenue	25,138	12,170	6,824
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	17,287	10,381	2,858
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | China
Disaggregation of revenue from contracts with customers
Revenue	2,968	1,908	374
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Japan
Disaggregation of revenue from contracts with customers
Revenue	2,353	182	88
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	3,442	84	586
Knilo HoldCo AB (Successor Parent) | Service
Disaggregation of revenue from contracts with customers
Revenue	73,012	60,221	34,404
Knilo HoldCo AB (Successor Parent) | Service | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	73,012	60,221	34,404
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Sweden
Disaggregation of revenue from contracts with customers
Revenue	2,277	3,155	2,307
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Americas
Disaggregation of revenue from contracts with customers
Revenue	36,159	27,105	19,268
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	30,576	26,612	10,906
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | China
Disaggregation of revenue from contracts with customers
Revenue	29	148	101
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Japan
Disaggregation of revenue from contracts with customers
Revenue	2,395	2,605	1,369
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	$ 1,576	$ 596	$ 453